SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition - Disaggregation of revenue by transferal of products/services (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue
Total revenues	$ 68,600,378	$ 41,449,420	$ 23,369,292
Services | Transferred over time
Disaggregation of Revenue
Total revenues	27,955,419	18,217,045	20,303,971
Services | Transferred at a point in time
Disaggregation of Revenue
Total revenues	11,956,134	2,387,548	1,050,535
Goods | Transferred at a point in time
Disaggregation of Revenue
Total revenues	$ 28,688,825	$ 20,844,827	$ 2,014,786